Property, Plant and Equipment, Net (Details)			12 Months Ended
	Jul. 11, 2023 USD ($) m²	Jul. 11, 2023 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 11, 2023 TWD ($) m²
Property, Plant and Equipment, Net [Line Items]
Total area square meters (in Square Meters) | m²	10,069				10,069
Acquire land and buildings	$ 9,666,884
Property plant and equipment including tax	$ 14,729		$ 19,521,672	$ 18,195,534	$ 415,000
Depreciation expenses			$ 1,575,828	$ 1,468,548
Chiayi Sports Equipment Co., Ltd [Member]
Property, Plant and Equipment, Net [Line Items]
Acquire land and buildings		$ 296,000,000